Dividend Payable	6 Months Ended
Jun. 30, 2018
Dividends Payable [Abstract]
DIVIDENDS PAYABLE

NOTE 7: DIVIDEND PAYABLE

On January 26, 2018, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2017 of $0.02 per share of common stock payable on March 27, 2018 to stockholders of record as of March 22, 2018. A dividend in the aggregate amount of $3,102 was paid on March 27, 2018 out of which $2,948 was paid to the stockholders of record as of March 22, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On May 4, 2018, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2018 of $0.02 per share of common stock payable on June 27, 2018 to stockholders of record as of June 21, 2018. A dividend in the aggregate amount of $3,065 was paid on June 27, 2018 out of which $2,911 was paid to the stockholders of record as of June 21, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition’s cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.